NON-PUBLIC

13FCON 8/14/06

RECD S.E.C.

AUG 2005

1086

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2005

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRES

[redacted]

Institutional Investment Manager Filing this Report:

Name: DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT RD.
STAMFORD, CT 06902

05077058

Form 13F File Number: 28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 11 2007
THOMSON FINANCIAL

Name: DONALD T. NETTER
Title: SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone: (203) 358-8000

Signature, Place, and Date of Signing:

[Signature]	Stamford, CT [City, State]	8/12/05 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-________	________

KL2:2404536.1

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Number 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $63,017,002

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-11255	Dolphin Holdings Corp.
2	28-11256	Donald T. Netter

FORM 13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUESTED

Name of Issuer	Title of Class	Cusip	Shares / Prn Amt	Value	Sh / Prn	Put / Call	Invsymt Dscretn	Other Managers	Voting Authority Sole	Shared	None
APRIA HEALTHCARE GROUP	COM	037933108	125,000	$ 4,330,000	SH		DEFINED		125000		
ARGOSY GAMING CO	COM	040228108	116,880	$ 5,447,777	SH		DEFINED		116880		
BEVERLY ENTERPRISES INC	COM	087851309	151,950	$ 1,935,843	SH		DEFINED		151950		
CHECKERS DRIVE IN RESTAURANT	COM NEW	162809305	98,662	$ 1,329,964	SH		DEFINED		98662		
DREYER'S GRAND ICE CREAM	COM	261877104	24,000	$ 1,953,600	SH		DEFINED		24000		
GILLETTE CO	COM	375766102	183,600	$ 9,299,340	SH		DEFINED		183600		
GUIDANT CORP	COM	401698105	110,598	$ 7,443,245	SH		DEFINED		110598		
I-MANY INCORPORATED	COM	44973Q103	747,953	$ 1,271,520	SH		DEFINED		747953		
JOHNSON & JOHNSON	COM	478160104	30,422	$ 1,977,430	SH		DEFINED		30422		
KERR MCGEE CORP	COM	492386107	82,947	$ 6,329,686	SH		DEFINED		82947		
MAY DEPT STORES CO	COM	577778103	97,550	$ 3,915,657	SH		DEFINED		97550		
NEIMAN MARCUS GROUP	CL B	640204301	46,408	$ 4,487,654	SH		DEFINED		46408		
SPRINT CORPORATION	COM NEW	852061100	80,000	$ 2,007,200	SH		DEFINED		80000		
TELESYSTEM INTL WIRELESS	COM	879946606	27,843	$ 434,908	SH		DEFINED		27843		
TEMPLE INLAND INC	COM	879868107	109,257	$ 4,058,898	SH		DEFINED		109257		
UNOCAL CORP	COM	915289102	75,000	$ 4,878,750	SH		DEFINED		75000		
WENDYS INTL INC	COM	950590109	40,200	$ 1,915,530	SH		DEFINED		40200		